SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation

a) Basis of Preparation

Enerplus’ Consolidated Financial Statements have been prepared by management in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Certain prior period amounts have been restated to conform with current period presentation.

i. Reporting Currency

These Consolidated Financial Statements are presented in Canadian dollars, which is Enerplus’ reporting currency. All financial information presented in Canadian dollars has been rounded to the nearest thousand unless otherwise indicated.

Use of Estimates

ii. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect both the amount and timing of recording assets, liabilities, revenues and expenses since the determination of these items may be dependent on future events. Actual results could differ from these estimates, and changes in estimates are recorded when known. Significant estimates made by management include: oil and natural gas reserves and related present value of future cash flows, depreciation, depletion and accretion (“DD&A”), impairment, asset retirement obligations, income taxes, income tax asset values, impairment assessments of goodwill and the fair value of derivative instruments. Enerplus uses the most current information available and exercises judgment in making these estimates and assumptions. In the opinion of management, these Consolidated Financial Statements have been properly prepared within reasonable limits of materiality and within the framework of the Company’s significant accounting policies.

Basis of Consolidation

iii. Basis of Consolidation

These Consolidated Financial Statements include the accounts of Enerplus and its subsidiaries. Intercompany balances and transactions are eliminated on consolidation. Interests in jointly controlled oil and natural gas assets are accounted for following the concept of undivided interest, whereby Enerplus’ proportionate share of revenues, expenses, assets and liabilities are included in the accounts.

The acquisition method of accounting is used to account for acquisitions that meet the definition of a business under U.S. GAAP. The cost of an acquisition is measured as the fair value of the assets transferred, equity instruments issued and liabilities incurred or assumed at the acquisition date. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

Revenue

b) Revenue

Revenue from the sale of crude oil, natural gas and natural gas liquids is measured based on the consideration specified in contracts with customers, net of sales taxes. Enerplus recognizes revenue when it satisfies a performance obligation by transferring control of the product to a customer. This is generally at the time the customer obtains legal title to the product and when it is physically transferred to the contractual delivery points.

Enerplus evaluates its arrangements with third parties and partners to determine if the Company acts as the principal or as an agent.  In making this evaluation, management considers if Enerplus retains control of the product being delivered to the end customer. As part of this assessment, management considers whether the Company retains the economic benefits associated with the good being delivered to the end customer. Management also considers whether the Company has the primary responsibility for the delivery of the product, the ability to establish prices or the inventory risk. If Enerplus acts in the capacity of an agent rather than as a principal in a transaction, then the revenue is recognized on a net basis, only reflecting the fee, if any, realized by the Company from the transaction.

Transportation

c) Transportation

Enerplus generally sells oil and natural gas under two types of agreements which are common in our industry.  Both types of agreements include a transportation charge.  One is a net-back arrangement, under which the Company sells crude oil or natural gas at the wellhead and collects a price, net of the transportation incurred by the purchaser.  In this case, sales are recorded at the price received from the purchaser, net of transportation costs.

Under the other arrangement, Enerplus sells crude oil or natural gas at a specific delivery point, pays transportation to a third party and receives proceeds from the purchaser with no transportation deduction.  In this case, transportation costs are recorded as transportation expense on the Consolidated Statements of Income/(Loss).  Due to these two distinct selling arrangements, Enerplus’ computed realized prices, before the impact of derivative instruments, include revenues which are reported under two separate bases.

Oil and Natural Gas Properties

d) Oil and Natural Gas Properties

Enerplus uses the full cost method of accounting for its oil and natural gas properties. Under this method, all acquisition, exploration and development costs incurred in finding oil and natural gas reserves are capitalized, including general and administrative costs directly attributable to these activities. These costs are recorded on a country‑by‑country cost centre basis as oil and natural gas properties subject to depletion (“full cost pool”). Costs associated with production and general corporate activities are expensed as incurred.

The net carrying value of both proved and unproved oil and natural gas properties is depleted using the unit of production method using proved reserves, as determined using a constant price assumption of the simple average of the preceding twelve months’ first-day-of-the-month commodity prices (“SEC prices”). The depletion calculation takes into account estimated future development costs necessary to bring those reserves into production.

Under full cost accounting, a ceiling test is performed on a cost centre basis. Enerplus limits capitalized costs of proved and unproved oil and natural gas properties, net of accumulated depletion and deferred income tax liabilities, to the estimated future net cash flows from proved oil and natural gas reserves discounted at 10%, net of related tax effects, plus the lower of cost or fair value of unproved properties (“the ceiling”). The estimated future net cash flows are calculated using the simple average of the preceding twelve months’ first-day-of-the-month commodity prices. If such capitalized costs exceed the ceiling, a write-down equal to that excess is recorded as a non-cash charge to net income. A write-down is not reversed in future periods even if higher oil and natural gas prices subsequently increase the ceiling.

Under full cost accounting rules, divestitures of oil and gas properties are generally accounted for as adjustments to capitalized costs, with no recognition of a gain or loss.  However, if not recognizing a gain or loss on the transaction would have otherwise significantly altered the relationship between a cost centre’s capitalized costs and proved reserves, then a gain or loss must be recognized.

Other Capital Assets

e) Other Capital Assets

Other capital assets are recorded at historical cost, net of depreciation, and include furniture, fixtures, leasehold improvements and computer equipment. Depreciation is calculated on a straight-line basis over the estimated useful life of the respective asset. The cost of repairs and maintenance is expensed as incurred.

Cash and Cash Equivalents and Restricted Cash

f) Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents includes cash and highly liquid investments with original maturities of less than 90 days.

In 2017, Enerplus adopted ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. As a result of the adoption of ASU 2016-18, restricted cash of $392.0 million at December 31, 2016 has been included in cash and cash equivalents on the Consolidated Statements of Cash Flows, with a corresponding increase to change in cash and cash equivalents. Prior to adoption, changes in restricted cash were included in investing activities. Enerplus’ 2016 Consolidated Statement of Cash Flows was restated as required to reflect this change in presentation.

Goodwill

g) Goodwill

Enerplus recognizes goodwill relating to business acquisitions when the total purchase price exceeds the fair value of the net identifiable assets and liabilities acquired. The portion of goodwill that relates to U.S. operations fluctuates due to changes in foreign exchange rates. Goodwill is stated at cost less impairment and is not amortized. Goodwill is not deductible for income tax purposes.

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that goodwill may be impaired. Enerplus first performs a qualitative assessment to determine whether events or changes in circumstances indicate that goodwill may be impaired. If it is more likely than not that the fair value of the reporting unit is less than its carrying value, quantitative impairment tests are performed.  If the carrying value of the reporting unit exceeds its fair value, goodwill is written down to its implied fair value with an offsetting charge to earnings in the Consolidated Statements of Income/(Loss). For the purposes of goodwill impairment testing, Enerplus has two reporting units. The change in goodwill in 2018 and 2017 related to the impact of foreign exchange movements on U.S. dollar denominated goodwill balances. No impairment has been recorded in 2018, 2017 or 2016.

Asset Retirement Obligations

h) Asset Retirement Obligations

Enerplus’ oil and natural gas operating activities give rise to dismantling, decommissioning and site remediation activities. Enerplus recognizes a liability for the estimated present value of the future asset retirement obligation liability at each balance sheet date. Upon recognition, the liability is recorded at its estimated fair value. The associated asset retirement cost is capitalized and amortized over the same period as the underlying asset. Changes in the estimated liability and related asset retirement cost can arise as a result of revisions in the estimated amount or timing of cash flows.

Depletion of asset retirement costs and increases in asset retirement obligations resulting from the passage of time are recorded to depreciation, depletion and accretion and charged against net income in the Consolidated Statements of Income/(Loss).

Income Tax

i) Income Tax

Enerplus uses the liability method of accounting for income taxes. Deferred income tax assets and liabilities are recorded on the temporary differences between the accounting and income tax basis of assets and liabilities, using the enacted tax rates expected to apply when the temporary differences are expected to reverse. Deferred tax assets are reviewed each period and a valuation allowance is provided if, after considering available evidence, it is more likely than not that a deferred tax asset will not be realized. Enerplus considers both positive and negative evidence including historic and expected future taxable income, reversing existing temporary differences and tax basis carry forward periods in making this assessment. A valuation allowance is removed in any period where available evidence indicates all or a portion of the valuation allowance is no longer required.  The financial statement effect of an uncertain tax position is recognized when it is more likely than not, based on technical merits, that the position will be sustained upon examination by a taxation authority. Penalties and interest related to income tax are recognized in income tax expense.

Financial Instruments

j) Financial Instruments

i. Fair Value Measurements

Financial instruments are initially recorded at fair value, defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. For financial instruments carried at fair value, and when disclosing the fair value of financial instruments on certain non-financial items, inputs used in determining the fair value are characterized according to the following fair value hierarchy:

•   Level 1  –  Inputs represent quoted market prices in active markets for identical assets or liabilities.

•   Level 2  –  Inputs other than quoted market prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted market prices for similar assets or liabilities in active markets or other market corroborated inputs.

•   Level 3  – Inputs that are not observable from objective sources, such as forward prices supported by little or no market activity or internally developed estimates of future cash flows used in a present value model.

Subsequent measurement is based on classification of the financial instrument into one of the following five categories: held-for-trading, held-to-maturity, available-for-sale, loans and receivables or other financial liabilities.

ii. Non-derivative financial instruments

The carrying amount of cash, accounts receivable, income tax receivable, accounts payable, dividends payable and bank credit facilities reported on the Consolidated Balance Sheets approximates fair value. The fair value of the senior notes are considered a level 2 fair value measurement. The fair value of debt has been disclosed in Note 14.

iii. Derivative financial instruments

Enerplus enters into financial derivative contracts in order to manage its exposure to market risks from fluctuations in commodity prices, foreign exchange rates and interest rates in the normal course of operations. Enerplus has not designated its financial derivative contracts as effective accounting hedges, and thus has not applied hedge accounting, even though it considers most of these contracts to be economic hedges. As a result, all financial derivative contracts are classified as held-for-trading and are recorded at fair value based on a Level 2 designation, with changes in fair value recorded in net income. The fair values of these derivative instruments are generally based on an estimate of the amounts that would be paid or received to settle these instruments at the balance sheet date. Enerplus’ accounting policy is to not offset the fair values of its financial derivative assets and liabilities.

Realized gains and losses from commodity price risk management activities are recognized in income when the contract is settled. Unrealized gains and losses on commodity price risk management activities are recognized in income based on the changes in fair value of the contracts at the end of the respective reporting period.

Enerplus’ crude oil, natural gas and natural gas liquids physical delivery purchase and sales contracts qualify as normal purchases and sales as they are entered into and held for the purpose of receipt or delivery of products in accordance with the Company’s expected purchase, sale or usage requirements. As such, these contracts are not considered derivative financial instruments. Settlements on these physical contracts are recognized in net income over the term of the contracts as they occur.

Foreign Currency

k) Foreign Currency

i. Foreign currency transactions

Transactions denominated in foreign currencies are translated to the functional currency of the entity (Canadian dollars) using the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency of the entity using the rate of exchange in effect at the balance sheet date whereas non-monetary assets and liabilities are translated at the historical rate of exchange in effect on the date of the transaction. Foreign currency differences arising on translation are recognized in net income in the period in which they arise.

ii. Foreign operations

Assets and liabilities of Enerplus’ U.S. operations, which has a U.S. dollar functional currency, are translated into Canadian dollars at period end exchange rates while revenues and expenses are translated using average rates for the period. Gains and losses from the translation are deferred and included in the cumulative translation adjustment which is recorded in accumulated other comprehensive income.

Share-Based Compensation

l) Share-Based Compensation

Enerplus’ share-based compensation plans include its equity-settled Restricted Share Unit (“RSU”) and Performance Share Unit (“PSU”) plans. The Company is authorized to issue up to 3.8% of outstanding common shares from treasury in relation to these  plans. Enerplus also has a cash-settled Deferred Share Unit (“DSU”) plan.

Enerplus’ Stock Option Plan was suspended in 2014 and is now closed.

i. RSU, PSU, and DSU plans

Under Enerplus’ RSU plan, employees receive compensation in relation to the value of a specified number of underlying notional shares. The number of notional shares awarded varies by individual and vests one-third each year for three years. The value upon vesting is based on the value of the underlying notional shares plus notional accrued dividends over the vesting period.

Under Enerplus’ PSU plan, executives and management receive compensation in relation to the value of a specified number of underlying notional shares. The number of notional shares awarded varies by individual and they vest at the end of three years. The value upon vesting is based on value of the underlying shares plus notional accrued dividends along with a multiplier that ranges from 0 to 2 depending on Enerplus’ performance compared to the TSX oil and gas index over the vesting period.

Under Enerplus’ DSU plan, directors receive compensation in relation to the value of a specified number of underlying notional shares. The number of notional shares awarded is based on the annual retainer value and they vest upon the director leaving the Board. The value upon vesting is based on the value of the underlying notional shares plus notional accrued dividends over the vesting period. All DSU grants are settled in cash.

Enerplus recognizes non-cash share-based compensation expense over the vesting period of the equity-settled long-term incentive plans, net of estimated forfeitures, based on the estimated grant date fair value of the respective awards.  Share-based compensation charges are recorded on the Consolidated Statements of Income/(Loss) with an offset to paid-in capital.  Each period, management performs an estimate of the PSU plan multiplier. Any differences that arise between the actual multiplier on plan settlement and management’s estimate is recorded to share-based compensation. On settlement of these plans, amounts previously recorded to paid-in capital are reclassified to share capital.

Enerplus recognizes a liability in respect of its cash-settled long-term incentive plans based on their estimated fair value. The liability is re-measured at each reporting date and at settlement date with any changes in the fair value recorded as share-based compensation, included in general and administrative expense.

ii. Stock options

Enerplus’ Stock Option Plan was suspended in 2014 and is now closed. All options outstanding under the plan are fully vested and the expense has been fully recognized.

Net Income Per Share

m) Net Income Per Share

Basic net income per common share is computed by dividing net income by the weighted average number of common shares outstanding during the period.

For the diluted net income per common share calculation, the weighted average number of shares outstanding is adjusted for the potential number of shares which may have a dilutive effect on net income. The weighted average number of diluted shares is calculated in accordance with the treasury stock method which assumes that the proceeds received from the exercise of all stock options and outstanding RSU’s and PSU’s would be used to repurchase common shares at the average market price.

Contingencies

n) Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, environmental and other sources are recognized when it is probable that a liability has been incurred and the amount can be reasonably estimated. Contingencies are adjusted as additional information becomes available or circumstances change.

Accounting Changes and Recent Pronouncements Issued

o) Accounting Changes and Recent Pronouncements Issued

i. Recently adopted accounting standards

Except for the changes below, the Company has consistently applied the accounting policies to all periods presented in these Consolidated Financial Statements.

Enerplus adopted ASC 606 Revenue from contracts with customers effective January 1, 2018 as detailed in Note 2(b). Enerplus used the modified retrospective method to adopt the new standard, with ASC 606 applied to all contracts not yet completed as of the date of adoption with the cumulative effect on comparative periods reflected as an adjustment to retained earnings. The adoption of the new standard had no impact on the Consolidated Financial Statements, with the exception of the additional disclosures which are detailed in Note 9.

Management has applied the following practical expedients as part of the adoption of the standard:

•	No changes have been made to the revenue recognized under the previous revenue standard for contracts that were completed during the comparative period; and
•

The effect of contract modifications before the beginning of the comparative reporting period have not been evaluated  separately. Instead, Enerplus has reflected the aggregated effect of those modifications when identifying the performance obligations, determining the transaction price and allocating the transaction price to the satisfied and unsatisfied performance obligations.

ii. Future accounting changes

In future accounting periods, the Company will adopt the following Accounting Standards Updates (“ASU”) issued by the Financial Accounting Standards Board (“FASB”):

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The ASU introduced a lessee accounting model that requires lessees to recognize a right-of-use (ROU) asset and related lease liability on the balance sheet for all leases, including operating leases. The FASB further issued several ASUs in 2018 which provide clarification on implementation of the new standard, technical corrections, improvements and practical expedients that can be applied under certain circumstances. The standard does not apply to oil and gas exploration rights, intangible assets or inventory. The new standard also expands disclosures related to the amount, timing and uncertainty of cash flows arising from leases. The standard will be applied using a modified retrospective approach using either 1) the effective date or 2) the beginning of the earliest comparative period presented in the financial statements as the Company’s date of initial adoption. The Company is required to adopt the new standard on January 1, 2019 and will use the effective date as its date of initial application. The standard also provides for certain practical expedients at the date of adoption and for an entity’s ongoing accounting. The Company currently expects to elect the practical expedient pertaining to land easements and the short-term lease recognition exemption which allows it to not recognize ROU assets or lease liabilities for leases with a term shorter than twelve months.

The Company has developed an inventory of existing lease agreements, and expects that there will be a material impact on its Consolidated Financial Statements. While the Company continues to finalize the impact of adoption, the most significant effects relate to 1) the recognition of new ROU assets and lease liabilities on the Balance Sheet for office and drilling rig operating leases and 2) providing significant new disclosures about the Company’s leasing activities. The Company continues to address system and process changes necessary to compile the information to meet the recognition and disclosure requirements of the new standard. On adoption, we currently expect to recognize lease liabilities ranging from $40.0 million to $45.0 million, with corresponding ROU assets within the same range.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326). The ASU significantly changes how entities measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The new guidance amends the impairment model of financial instruments basing it on expected losses rather than incurred losses. These expected credit losses will be recognized as an allowance rather than a direct write down of the amortized cost basis. The new guidance is effective January 1, 2020, and will be applied using a modified retrospective approach. Enerplus does not expect to early adopt the standard and continues to assess the impact to the Consolidated Financial Statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles – Goodwill and Other: Simplifying the Test for Goodwill Impairment (Topic 350). This standard eliminates Step 2 of the goodwill impairment test, and requires a goodwill impairment charge for the amount that the carrying amount of the reporting unit exceeds the reporting unit’s fair value. The updated guidance is effective January 1, 2020, and will be applied prospectively. Enerplus does not expect to early adopt the standard. The amended standard may affect goodwill impairment tests post the adoption date, the impact of which is not known.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815), making more hedging strategies eligible for hedge accounting. The new guidance is effective January 1, 2019, and will be applied prospectively. Hedge accounting continues to be an elective accounting policy choice. Enerplus does not currently apply hedge accounting, and therefore does not expect this ASU to have a material impact to its Consolidated Financial Statements.